Income taxes - Schedule of reconciles the UK statutory income tax rate (Details) - OHB Pediatrics Ltd [Member] - USD ($) $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income taxes [Line Items]
UK statutory income tax rate - Values				$ (3,913)	$ (89)
Change in valuation allowances - Values				3,743	89
Nondeductible transaction costs - Values				170	0
Effective tax rate - Values	$ 0	$ 0	$ 0	$ 0	$ 0
UK statutory income tax rate - Percent				25.00%	25.00%
Change in valuation allowances - Percent				(23.90%)	(25.00%)
Nondeductible transaction costs - Percent				(1.10%)	0.00%
Effective tax rate - Percent				0.00%	0.00%